SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	9 Months Ended
Sep. 30, 2014
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Schedule of Net Income/(Loss) for the Platform Common Stock and Tracking Stocks

	For the nine months ended September 30, 2014 (unaudited)
	Platform Common Stock	Fantex Series Vernon Davis Convertible Tracking Stock	Fantex Series EJ Manuel Convertible Tracking Stock	Total
Attributed Income from Brand Contract(1)	$23,155	$257,171	$182,784	$463,110
Attributed Expenses:
Direct Expenses	3,064,774	31,011	1,135	3,096,920
Management Fees(2) (Note 4)	(25,449)	24,551	898	—

Total Attributed Expenses	3,039,325	55,562	2,033	3,096,920

Attributed Net Income Before Taxes	(3,016,170)	201,609	180,751	(2,633,810)

Attributed Income Taxes	—	—	—	—

Attributed Net Income	$(3,016,170)	$201,609	$180,751	$(2,633,810)

(1)
In accordance with the Company's management and attribution policies, 5% of the income from a brand contract is attributed to the platform common stock with the remaining 95% attributed to the associated tracking stock.

(2)
Pursuant to the management agreement with our Parent, the management fee is calculated as 5% of the cash receipts for the period from our brand contracts. During the nine months ended September 30, 2014, we collected cash receipts of $516,854 from the Vernon Davis Brand Contract (as defined below in Note 5). During the nine months ended September 30, 2014, we collected $18,914 from the EJ Manuel Brand Contract (as defined below in Note 5). These collections resulted in a total management fee for the nine months ended September 30, 2014 of $26,788. Pursuant to our management and attribution policies, 95% of the management fee from the receipt of cash for the nine months ended September 30, 2014 was attributed to the Fantex Series Vernon Davis Convertible Tracking Stock and the Fantex Series EJ Manuel Convertible Tracking Stock. The total management fee is incurred in the direct expenses of the platform common stock.